GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, beginning balance	$ 11,090	$ 10,866
Foreign currency translation adjustments	(730)	224
Goodwill, ending balance	$ 10,360	$ 11,090